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AMERICAN EXPRESS

Strategist World Fund, Inc.

1997 Annual Report

Strategist Emerging Markets Fund
   Strategist World Growth Fund
   Strategist World Income Fund
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Table of contents

From the portfolio managers                                      1
The Funds' long-term performance                                 7
Independent auditors' report                                    12
Financial statements (Strategist World Fund, Inc.)              13
Notes to financial statements (Strategist World Fund, Inc.)     18
Federal income tax information                                  24
Independent auditors' report (Emerging Markets Portfolio)       26
Financial statements (Emerging Markets Portfolio)               27
Notes to financial statements (Emerging Markets Portfolio)      30
Investments in securities (Emerging Markets Portfolio)          35
Independent auditors' report (World Growth Portfolio)           44
Financial statements (World Growth Portfolio)                   45
Notes to financial statements (World Growth Portfolio)          48
Investments in securities (World Growth Portfolio)              54
Independent auditors' report (World Income Portfolio)           65
Financial statements (World Income Portfolio)                   66
Notes to financial statements (World Income Portfolio)          69
Investments in securities (World Income Portfolio)              74

From the portfolio manager

(picture of) Ian King
Portfolio manager

Strategist Emerging Markets Fund

The volatility that characterizes financial markets in emerging economies was never more evident than in the past 12 months. Nevertheless, and despite a dramatic downturn near the end of the period, Strategist Emerging Markets Fund produced a positive total return of 5.9% for the fiscal year, which ran from Nov. 13, 1996 (the Fund's inception date) through Oct. 1997. The gain exceeded that of the Morgan Stanley Capital Int'l. Emerging Markets Free Index, an unmanaged index that is commonly used as a benchmark for evaluating the performance of mutual funds such as this one.

The first several weeks of the period were largely devoted to putting investors' money to work by purchasing shares of stocks in a wide range of countries, including Hong Kong/China, Brazil, Argentina, Russia, Mexico, Turkey, Taiwan and Malaysia. Later in the period, I also established a position in Israel.

A focus on robust economies

For the most part, I concentrated on stocks of companies involved in infrastructure (construction of roads, bridges, utilities, sewage systems, etc.) and industrial development, which are in their early stages in many emerging markets. My investment approach is to focus first on countries with the fastest-growing economies, then try to identify the stocks in those countries that appear to have the best long-term appreciation potential. In many cases, this has led to companies that are especially benefiting from the trend toward privatization and deregulation in many developing countries.

During the first several months of the period, the investment environment in most emerging markets was relatively calm and quite productive. Leading the way were Brazil, Argentina, Mexico, Russia and Hong Kong/China, which constituted the largest investment exposures for the portfolio.

Market meltdown

All the while, though, trouble had been brewing in Southeast Asia, where declining currency values had dragged down those markets for many months. Things came to a head in late Oct. as the Hong Kong market crumbled, sending shock waves throughout emerging markets worldwide. Although its exposure to Asia was relatively minor (I had substantially reduced investments there over the summer), the portfolio couldn't avoid the effect of the consequent declines in other markets. In the end, the global downturn erased most of the previous 11 months' gain.

While such events test the patience of any investor, it's important to keep in mind that sharp swings are nothing new in emerging markets and, perhaps more important, the case for investing in emerging markets is, in my view at least, as sound as ever. Inflation remains under control around the globe, economies in many developing countries are still vibrant, and the worldwide trend toward free markets and capitalism is unbowed. Over the long run, I'm confident that combination will again prove rewarding.

Ian King

Strategist World Fund, Inc.

 From the portfolio manager

(picture of) John O'Brien
Portfolio manager

Strategist World Growth Fund

Global equity markets were highly volatile during the past fiscal year, which concluded with a steep sell-off that began in Asia and spread virtually throughout the world. Still, Strategist World Growth Fund finished in positive territory for the 12 months, recording a total return of 6% from Nov. 1996 through Oct. 1997.

The early months of the period were quite productive, as many markets around the world gained ground. Among the most consistent was the U.S. market, which constituted an increasing portion of the portfolio as the period progressed. Investments in other markets contributed during that time, too, including those in Argentina, Germany, the United Kingdom and Canada.

A spring slump

By March, though, stronger-than-expected economic data in the U.S. began to foster fears of higher inflation and, in turn, a rise in long-term interest rates. The result was a swift downturn in the U.S., which was mimicked by several smaller markets, particularly in Southeast Asia. However, by early summer the environment had become more favorable, and, led by the U.S., most markets were on an advance that, aside from a moderate setback in August, continued into the fall.

Asia sell-off

But the biggest news wouldn't come until the final week of the period, when collapsing currencies in Southeast Asia sparked a severe sell-off in the Hong Kong stock market, which in turn set in motion a domino effect that drove down stocks worldwide, including in the U.S. Although the portfolio's exposure to the hardest-hit Southeast Asia markets was modest, the pervasiveness of the downturn eroded most of the Fund's gain to that point.

U.S. is largest exposure

As for the make-up of the portfolio, apart from the increase in U.S. holdings (currently, the portfolio's largest country exposure), changes included reducing investments in Southeast Asia and adding to those in Europe, particularly France and Germany, as well as Japan. The portfolio's Japanese holdings performed well and its hedged position in the local currency, the yen, added value.

At this writing (mid-November), I foresee little change in the portfolio mix. I am continuing to avoid Southeast Asia, focusing instead on opportunities in Europe. Above all, I'm emphasizing stocks of companies with substantial international business presence and superior growth potential.

John O'Brien

Strategist World Fund, Inc.

From the portfolio manager

(picture of) Ray Goodner
Portfolio manager

Strategist World Income Fund

In an up-and-down period for many worldwide bond markets, Strategist World Income Fund ultimately posted positive results. For the Nov. 1996 through Oct. 1997 fiscal year, the portfolio generated a total return of 6.6%.

The period got off to a strong start, with the U.S. bond market rallying strongly through the end of 1996. The ensuing months, though, brought a more difficult environment. In the U.S., periodic run-ups in long-term interest rates resulted in an overall erosion of bond prices. There were problems overseas as well; while the European and Japanese bond markets performed positively, declining currency values penalized portfolio performance.

Mid-year recovery

Fortunately, the spring and summer were kinder to bond investors. Tame inflation reports allowed the U.S. bond market to rebound, a trend that spilled over to major foreign markets, particularly in Europe. European currency values also began firming up, which also benefited the portfolio.

The portfolio also got a boost from its relatively modest holdings in emerging markets, which was the best-performing bond sector for the entire 12 months, despite a sharp decline at the end of the period stemming from economic distress in Asia. All of the portfolio's investments in emerging markets remained denominated in U.S. dollars, a strategy that negates the effect of changes in the values in local currencies.

Asset shifts

During the year, I made a number of portfolio adjustments in response to the changing conditions. Most noteworthy were increasing the average maturity of dollar-denominated bonds following the peak in yields and an increase in European currency exposure after the dollar reached a plateau. This latter adjustment was accomplished by closing currency hedges and purchasing bonds outright.

As we begin a new fiscal year, the worldwide fundamentals for bond investors remain largely favorable, as governments and central banks in most countries have done an admirable job of reigning in spending deficits and bringing inflation under control. These achievements, combined with the emergence of deflationary conditions in parts of Asia, should help keep investors' concerns about inflation in check. Lastly, while another year of solid economic growth in the U.S. should bolster the dollar, improving economies in Europe, along with increasing confidence in the unified European currency, should enhance investment performance outside the U.S.

Ray Goodner

Strategist World Fund, Inc.
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 The Funds' long-term performance

How your $10,000 has grown in Strategist Emerging Markets Fund

$15,000


                                                                           Strategist Emerging
                                                                           Markets Fund
                                                                           $10,506

                                                        Lipper Emerging
                                                        Markets Fund Index

                                                                         MSCI Emerging
                                                                         Markets Free Index

$10,000

11/96  12/96  1/97  2/97  3/97  4/97  5/97   6/97    7/97    8/97    9/97  10/97

Average annual total return
(as of Oct. 31, 1997)

Since inception*
+5.90%

*Inception date was Nov. 13, 1996. For the purpose of the graph above start date was Nov. 30, 1996.

Assumes: Holding period from 11/30/96 to 10/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $30. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI Emerging Markets Free Index and the Lipper Emerging Markets Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index comprising 26 emerging market countries. It is widely recognized by investors as a measurement index for portfolios of emerging market securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, published by Lipper Analytical Services, Inc. includes 31 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Strategist World Fund, Inc.

How your $10,000 has grown in Strategist World Growth Fund
$15,000

                                                               Lipper International
                                                               Fund Index

                                                                MSCI
                                                                All Country
                                                                World Free Index
                                                         EAFE Index
                                                                                                        $10,045
                                                                                                        Strategist World
                                                                                                        Growth Fund
$10,000

5/96  6/96  7/96  8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97 10/97

Average annual total return
(as of Oct. 31, 1997)

1 year     5 years     Since Inception*
+5.98%     +10.35%     +6.98%

*Inception date was May 29, 1990.

Assumes: Holding period from 5/31/96 to 10/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $19. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Morgan Stanley Capital International All Country World Free Index, the Morgan Stanley Capital International EAFE Index and the Lipper International Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Global Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Growth Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Morgan Stanley Capital International All Country World Free Index (MSCI All Country World Free Index) is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. It is widely recognized by investors in foreign markets as the measurement index for portfolios of global securities.

Morgan Stanley Capital International EAFE Index (EAFE Index), an unmanaged index compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Growth Portfolio, although some funds in the index may have somewhat different investment policies or objectives.

Strategist World Fund, Inc.

How your $10,000 has grown in Strategist World Income Fund
$12,000

                                                                                                         $11,212
                                                                                                         Strategist World
                                                                                                         Income Fund
                                                                             Lipper Global Income
                                                                             Fund Index

                                                        Salomon Brothers
                                                        Global Gov't Bond
                                                        Composite Index

$10,000

5/96  6/96  7/96  8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97  10/97

Average annual total return
(as of Oct. 31, 1997)

1 year     5 years     Since inception*
+6.61%     +8.22%      +10.19%

*Inception date was May 20, 1989.

Assumes: Holding period from 5/31/96 to 10/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $732. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Salomon Brothers Global Gov't Bond Composite Index and the Lipper Global Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Global Bond Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Income Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Salomon Brothers Global Government Bond Composite Index is an unmanaged representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in World Income Portfolio. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Income Portfolio, although some funds in the index may have somewhat different policies or objectives.

Strategist World Fund, Inc.

The financial statements contained in Post-Effective Amendment #5 to Registration Statement No.33-63951 filed on or about December 24, 1997, are incorporated herein by reference.
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Strategist World Fund, Inc.

American Express Service Corporation, Distributor

AMERICAN EXPRESS

P.O. Box 59196
Minneapolis, MN 55459-0196

S-6138 C (12/97)